UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09607

Fairholme Funds, Inc.
(Exact name of registrant as specified in charter)

1001 Brickell Bay Drive
Suite 3112
Miami, FL 33131
(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz
1001 Brickell Bay Drive
Suite 3112
Miami, FL 33131
(Name and address of agent for service)

Registrant's telephone number, including area code:  1-866-202-2263

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2007

Item 1. Schedule of Investments.

THE FAIRHOLME FUND
	SCHEDULE OF INVESTMENTS
	August 31, 2007 (Unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES - 49.29%
	BUILDING MATERIALS - 2.60%
3,900,700	USG Corp. *	$150,645,034
	CARPET - FLOOR COVERINGS - 3.69%
2,452,000	Mohawk Industries, Inc. *	214,084,120
	CHEMICALS - 2.69%
2,337,900	Eastman Chemical Company	156,078,204
	DIVERSIFIED HOLDING COMPANIES - 23.43%
8,522	Berkshire Hathaway, Inc. Class A *	1,008,919,580
18,440	Berkshire Hathaway, Inc. Class B *	71,731,600
6,256,074	Leucadia National Corp.	277,644,564
		1,358,295,744
	INDUSTRIAL VALVES - 1.59%
36,000	Mueller Water Products, Inc. Class A (a)	444,960
8,394,800	Mueller Water Products, Inc. - Class B (a)	91,923,060
		92,368,020
	METAL MINING - 1.75%
1,162,612	Freeport-McMoRan Copper & Gold, Inc.	101,635,541
	NEWSPAPERS: PUBLSHING AND PRINTING - 0.04%
48,945	Daily Journal Corp. *	2,048,348
	PAY TELEVISION SERVICES - 7.43%
10,184,724	EchoStar Communications Corp. *	431,017,520
	REAL ESTATE OPERATIONS - 0.12%
103,768	Homefed Corp.	6,693,036
	REFINED PRODUCTS - 0.00%
2,100	Calumet Specialty Products Partners, L.P.	102,060
	RETAIL DEPARTMENT STORES - 4.83%
1,952,671	Sears Holdings Corp. *	280,325,449
	TELECOMMUNICATIONS - 1.12%
1,445,900	IDT Corp. *	11,957,593
5,856,000	IDT Corp. Class B *	52,704,000
		64,661,593
	TOTAL DOMESTIC EQUITY SECURITIES (COST $2,344,171,138)	2,857,954,669

	FOREIGN EQUITY SECURITIES - 24.66%

	BERMUDA - 0.06%
	PROPERTY AND CASUALTY INSURANCE - 0.06%
7,000	White Mountains Insurance Group Ltd. (b)	3,654,000

	CANADA - 24.36%
	OIL AND GAS DRILLING - 3.31%
10,939,300	Ensign Energy Services, Inc. (a)	191,644,933
	OIL AND GAS PRODUCERS - 21.05%
14,687,900	Canadian Natural Resources Ltd.	1,003,330,449
7,588,000	Penn West Energy Trust	217,472,080
		1,220,802,529
	TOTAL CANADA	1,412,447,462

	UNITED KINGDOM - 0.24%
4,076,876	JZ Equity Partners PLC	13,789,059
	TOTAL FOREIGN EQUITY SECURITIES (COST $1,135,012,240)	1,429,890,521

	MISCELLANEOUS INVESTMENTS - 4.36% (c)
	TOTAL MISCELLANEOUS INVESTMENTS (COST $262,085,341)	252,975,027

Principal
	U.S. GOVERNMENT OBLIGATIONS - 15.43%
$250,000,000	T-Bill 4.81% (d), 09/27/2007	249,159,514
200,000,000	T-Bill 4.98% (d), 10/04/2007	199,116,333
200,000,000	T-Bill 4.98% (d), 10/11/2007	198,930,000
100,000,000	T-Bill 3.57% (d), 11/23/2007	99,134,400
150,000,000	T-Bill 4.88% (d), 12/13/2007	148,326,300
	TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $894,396,006)	894,666,547
Shares
	MONEY MARKET FUNDS - 5.60%
49,717,232	Federated U.S. Treasury Obligations Fund, 5.11% (e)	49,717,232
275,000,000	Fidelity Institutional U.S. Treasury I Fund, 5.13% (e)	275,000,000
	TOTAL MONEY MARKET FUNDS (COST $324,717,232)	324,717,232
	TOTAL INVESTMENTS (COST $4,960,381,957) - 99.34%	5,760,203,996
	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.66%	38,264,360
	NET ASSETS - 100.00%	$5,798,468,356

*	Non-income producing securities.
(a)	Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
(b)	Income from White Mountains Insurance Group Ltd. totaled $42,000 for the nine months ended
	August 31, 2007. This investment is considered affiliated with Bruce R. Berkowitz, a Director of the
	Fund, due to his service on the Board of White Mountains Insurance Group Ltd.
(c)	Represents previously undisclosed securities which the Fund has held for less than one year.
(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is
	held to maturity.
(e)	Annualized based on the 1-day yields as of August 31, 2007.

The cost basis of investments for federal income tax purposes at August 31, 2007 was as follows:

Cost of investments	$ 4,963,122,818
Gross unrealized appreciation	904,529,801
Gross unrealized depreciation	(107,448,623)
$ 5,760,203,996

Other Affiliates *

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in the Fairholme Fund as of August 31, 2007 amounted to $284,012,953 representing 4.90% of net assets. Transactions in the Fairholme Fund during the period ended August 31, 2007 in which the issuer was an "affiliated person" are as follows:

	Mueller Water	Mueller Water	Ensign Energy
	Products, Inc. - Class B	Products, Inc. - Class A	Services, Inc.	Total

November 30, 2006
Balance
Shares	-	-	7,124,100
Cost	$ -	$ -	$ 131,539,592	$ 131,539,592

Gross Additions
Shares	8,394,800	36,000	3,815,200
Cost	$ 122,946,011	$ 528,866	$ 66,326,222	$ 189,801,099

Gross Deductions
Shares	-	-	-
Cost	$ -	$ -	$ -	$ -

August 31, 2007
Balance
Shares	8,394,800	36,000	10,939,300
Cost	$ 122,946,011	$ 528,866	$ 197,865,814	$ 321,340,691

Market Value	$ 91,923,060	$ 444,960	$ 191,644,933	$ 284,012,953

Realized gain (loss)	$ -	$ -	$ -	$ -

Investment income	$ 436,532	$ 1,890	$ 1,419,250	$ 1,857,672

*	As a result of the Fairholme Fund's beneficial ownership of the common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this request.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fairholme Funds, Inc.

By:        /s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President

Date:     10/29/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:        /s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President

Date:     10/29/2007

By:        /s/ Keith D. Trauner
Keith D. Trauner, Treasurer

Date:     10/29/2007